Offerings	Oct. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	10.00% Series C Cumulative Perpetual Preferred Stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 74,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,322.98
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”). Includes shares issuable upon the over-allotment option granted to the underwriters to purchase up to 15% of the shares of Series C Cumulative Perpetual Preferred Stock being sold in the offering.

Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	% Series C Cumulative Perpetual Preferred Stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00